Transamerica Core Bond

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 8.3%
Academic Loan Funding Trust
Series 2013-1A, Class A,
1-Month LIBOR + 0.80%, 0.91% (A), 12/26/2044 (B)	$ 358,420	$ 357,833
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (B)	1,059,795	1,029,937
American Homes 4 Rent Trust
Series 2014-SFR2, Class A,
3.79%, 10/17/2036 (B)	1,927,438	1,991,053
Series 2014-SFR2, Class E,
6.23%, 10/17/2036 (B)	200,000	212,546
Series 2014-SFR3, Class D,
5.04%, 12/17/2036 (B)	270,000	281,313
Series 2014-SFR3, Class E,
6.42%, 12/17/2036 (B)	725,000	776,984
Series 2015-SFR1, Class A,
3.47%, 04/17/2052 (B)	875,277	903,553
Series 2015-SFR1, Class D,
4.41%, 04/17/2052 (B)	1,800,000	1,855,699
Series 2015-SFR1, Class E,
5.64%, 04/17/2052 (B)	825,000	872,560
Series 2015-SFR2, Class E,
6.07%, 10/17/2052 (B)	1,155,000	1,245,796
American Tower Trust #1
Series 2013, Class 2A,
3.07%, 03/15/2048 (B)	400,000	399,424
Business Jet Securities LLC
Series 2019-1, Class A,
4.21%, 07/15/2034 (B)	1,272,489	1,279,246
Series 2020-1A, Class A,
2.98%, 11/15/2035 (B)	405,981	408,378
Series 2021-1A, Class A,
2.16%, 04/15/2036 (B)	735,712	716,432
Camillo Trust
Series 2016-SFR1,
5.00%, 12/05/2023 (C)	1,806,825	1,845,672
CarNow Auto Receivables Trust
Series 2021-1A, Class A,
0.97%, 10/15/2024 (B)	712,300	712,037
Series 2021-2A, Class B,
1.30%, 01/15/2026 (B)	1,650,000	1,638,485
Cars Net Lease Mortgage Notes
Series 2020-1A, Class A3,
3.10%, 12/15/2050 (B)	422,698	419,079
Carvana Auto Receivables Trust
Series 2019-3A, Class D,
3.04%, 04/15/2025 (B)	2,770,000	2,819,477
Chase Funding Trust
Series 2003-2, Class 2A2,
1-Month LIBOR + 0.56%, 0.67% (A), 02/25/2033	382,202	371,705
Series 2003-6, Class 1A5,
4.93% (A), 11/25/2034	112,787	116,767
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X,
3-Month LIBOR + 3.00%, 3.26% (A), 03/24/2023 (B)	1,670,000	1,669,987

	Principal	Value
ASSET-BACKED SECURITIES (continued)
COOF Securitization Trust Ltd., Interest Only STRIPS
Series 2014-1, Class A,
3.34% (A), 06/25/2040 (B)	$ 150,716	$ 12,920
Corevest American Finance Trust
Series 2019-1, Class B,
3.88%, 03/15/2052 (B)	1,300,000	1,384,897
Series 2019-3, Class A,
2.71%, 10/15/2052 (B)	998,462	1,013,423
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A,
1.35%, 02/16/2027 (B)	522,066	520,084
Diamond Resorts Owner Trust
Series 2017-1A, Class A,
3.27%, 10/22/2029 (B)	199,015	199,191
Series 2018-1, Class A,
3.70%, 01/21/2031 (B)	360,940	365,726
Diversified ABS Phase III LLC
4.88%, 04/28/2039	2,400,000	2,400,000
Drive Auto Receivables Trust
Series 2019-1, Class D,
4.09%, 06/15/2026	645,000	656,637
DT Auto Owner Trust
Series 2019-4A, Class C,
2.73%, 07/15/2025 (B)	1,726,777	1,739,200
Series 2021-2A, Class C,
1.10%, 02/16/2027 (B)	761,000	750,106
FirstKey Homes Trust
Series 2020-SFR2, Class E,
2.67%, 10/19/2037 (B)	2,000,000	1,964,105
Flagship Credit Auto Trust
Series 2018-3, Class C,
3.79%, 12/16/2024 (B)	1,407,346	1,421,409
Series 2019-4, Class D,
3.12%, 01/15/2026 (B)	2,200,000	2,242,267
Series 2021-4, Class C,
1.96%, 12/15/2027 (B)	1,700,000	1,675,826
Foundation Finance Trust
Series 2019-1A, Class A,
3.86%, 11/15/2034 (B)	337,396	344,527
Series 2020-1A, Class A,
3.54%, 07/16/2040 (B)	973,490	994,075
FTF Funding II LLC
Series 2019-1, Class A,
Zero Coupon, 08/15/2024 (D)	273,176	271,947
Gold Key Resorts LLC
Series 2014-A, Class A,
3.22%, 03/17/2031 (B)	18,719	18,815
Golden Bear LLC
Series 2016-R, Class R,
5.65%, 09/20/2047 (B)	78,846	78,772
Goodgreen Trust
Series 2017, Class R1,
5.00%, 10/20/2051 (D)	916,788	845,546
Series 2017-1A, Class A,
3.74%, 10/15/2052 (B)	153,708	156,988
Series 2017-2A, Class A,
3.26%, 10/15/2053 (B)	786,880	789,640
Series 2019-2A, Class A,
2.76%, 04/15/2055 (B)	948,298	939,257
Hero Funding Trust
Series 2016-3A, Class A1,
3.08%, 09/20/2042 (B)	144,132	147,029
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (B)	430,624	446,133
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (B)	561,102	570,758

Transamerica Funds	Page 1

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Hilton Grand Vacations Trust
Series 2017-AA, Class A,
2.66%, 12/26/2028 (B)	$ 106,406	$ 107,429
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.94% (A), 08/25/2038 (B)	717,566	14,507
Series 2014-2, Class A,
2.98% (A), 04/25/2040 (B)	140,490	10,814
LP LMS Asset Securitization Trust
Series 2021-2A, Class A,
1.75%, 01/15/2029 (B)	1,806,135	1,792,847
Mariner Finance Issuance Trust
Series 2019-AA, Class B,
3.51%, 07/20/2032 (B)	1,335,000	1,346,192
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A,
1.54%, 03/20/2026 (B)	900,000	896,877
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A,
3.84%, 12/25/2025 (B)	1,171,818	1,171,337
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	2,623,746	2,567,650
Series 2021-GNT1, Class A,
3.47%, 11/25/2026 (B)	1,645,572	1,627,972
Oportun Funding XIV LLC
Series 2021-A, Class A,
1.21%, 03/08/2028 (B)	505,000	494,229
Oportun Issuance Trust
Series 2021-B, Class A,
1.47%, 05/08/2031 (B)	900,000	885,428
PRET LLC
Series 2021-NPL6, Class A1,
2.49% (A), 07/25/2051 (B)	1,558,840	1,544,670
Progress Residential Trust
3.84%, 02/17/2029 (E)	1,700,000	1,682,389
Series 2021-SFR6, Class E1,
2.43%, 07/17/2038 (B)	1,365,000	1,322,559
Renew
Series 2017-1A, Class A,
3.67%, 09/20/2052 (B)	193,620	196,818
SART
Series 2018-1,
4.75%, 06/15/2025	831,294	821,942
SFR Holdco LLC
Series 2019-STL, Class A,
7.25%, 10/11/2026 (D) (F)	1,400,000	1,400,000
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-AL1, Class A2,
3.45%, 02/25/2032	23,155	21,986
Series 2004-6XS, Class A5A,
6.03% (A), 03/25/2034	44,927	45,183
Series 2004-6XS, Class A5B,
6.05% (A), 03/25/2034	44,927	45,182
Synchrony Card Funding LLC
Series 2019-A1, Class A,
2.95%, 03/15/2025	3,013,000	3,022,635
Tricolor Auto Securitization Trust
Series 2020-1A, Class A,
4.88%, 11/15/2026 (B)	516,169	518,926
Series 2021-1A, Class D,
1.92%, 05/15/2026 (B)	330,000	326,321
US Auto Funding LLC
Series 2021-1A, Class A,
0.79%, 07/15/2024 (B)	1,029,208	1,025,350

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VM Debt Trust
Series 2019-1,
7.50%, 06/15/2024	$ 1,566,218	$ 1,566,218
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (B)	276,925	283,409
World Financial Network Credit Card Master Trust
Series 2019-A, Class A,
3.14%, 12/15/2025	1,385,000	1,386,255

Total Asset-Backed Securities (Cost $70,003,789)		69,998,366

CORPORATE DEBT SECURITIES - 30.1%
Aerospace & Defense - 0.9%
Airbus SE
3.15%, 04/10/2027 (B)	327,000	339,778
3.95%, 04/10/2047 (B)	150,000	165,142
BAE Systems PLC
1.90%, 02/15/2031 (B)	201,000	184,191
3.00%, 09/15/2050 (B)	239,000	219,227
Boeing Co.
1.17%, 02/04/2023	435,000	434,258
1.43%, 02/04/2024	885,000	876,100
1.95%, 02/01/2024	600,000	602,634
2.20%, 02/04/2026	540,000	531,022
2.75%, 02/01/2026	580,000	587,280
3.10%, 05/01/2026	400,000	406,455
3.25%, 03/01/2028	366,000	371,123
4.88%, 05/01/2025	290,000	312,203
5.15%, 05/01/2030	450,000	506,260
L3 Harris Technologies, Inc.
1.80%, 01/15/2031	350,000	322,282
Northrop Grumman Corp.
3.20%, 02/01/2027	268,000	278,915
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	169,605
Raytheon Technologies Corp.
3.20%, 03/15/2024	140,000	144,184
3.75%, 11/01/2046	285,000	294,780
4.15%, 05/15/2045	148,000	163,512
4.50%, 06/01/2042	542,000	627,810

		7,536,761

Airlines - 0.9%
Air Canada Pass-Through Trust
3.30%, 07/15/2031 (B)	562,248	561,723
3.55%, 07/15/2031 (B)	332,424	318,485
3.60%, 09/15/2028 (B)	431,399	427,580
4.13%, 11/15/2026 (B)	429,201	435,124
American Airlines Pass-Through Trust
3.00%, 04/15/2030	776,462	773,319
3.65%, 02/15/2029	657,813	674,734
3.70%, 04/01/2028	125,073	124,762
British Airways Pass-Through Trust
3.30%, 06/15/2034 (B)	409,332	413,751
4.13%, 03/20/2033 (B)	422,341	421,869
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	153,304	157,453
5.98%, 10/19/2023	45,062	45,424
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	223,742	222,681
United Airlines Pass-Through Trust
2.88%, 04/07/2030	473,131	474,179
3.10%, 04/07/2030	406,104	398,369

Transamerica Funds	Page 2

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
United Airlines Pass-Through Trust (continued)
3.50%, 09/01/2031	$ 586,478	$ 607,182
3.65%, 07/07/2027	151,204	148,637
3.70%, 09/01/2031	558,141	556,897
4.15%, 02/25/2033	553,133	597,040
4.55%, 08/25/2031	492,150	527,807

		7,887,016

Auto Components - 0.0% (G)
Lear Corp.
2.60%, 01/15/2032	185,000	176,415

Automobiles - 0.3%
General Motors Co.
6.13%, 10/01/2025	210,000	236,840
Nissan Motor Co. Ltd.
3.52%, 09/17/2025 (B)	788,000	813,388
4.35%, 09/17/2027 (B)	1,253,000	1,322,567

		2,372,795

Banks - 5.5%
ABN AMRO Bank NV
Fixed until 12/13/2028, 2.47% (A), 12/13/2029 (B)	300,000	289,988
4.75%, 07/28/2025 (B)	600,000	641,893
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	731,322
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (B)	200,000	215,044
Banco Nacional de Panama
2.50%, 08/11/2030 (B)	300,000	269,439
Banco Santander SA
Fixed until 09/14/2026, 1.72% (A), 09/14/2027	200,000	191,688
1.85%, 03/25/2026	400,000	389,595
2.75%, 05/28/2025 - 12/03/2030	800,000	796,884
3.13%, 02/23/2023	200,000	204,669
Bank of America Corp.
Fixed until 07/22/2026, 1.73% (A), 07/22/2027	185,000	179,381
Fixed until 06/14/2028, 2.09% (A), 06/14/2029 (H)	946,000	908,608
Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,345,000	1,307,091
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	655,000	634,721
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	1,172,000	1,067,770
Fixed until 04/22/2031, 2.69% (A), 04/22/2032	670,000	655,692
Fixed until 01/23/2025, 3.37% (A), 01/23/2026	200,000	206,876
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	470,000	487,947
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	1,300,000	1,367,707
Fixed until 03/05/2028, 3.97% (A), 03/05/2029	354,000	377,621
Bank of Ireland Group PLC
Fixed until 09/30/2026, 2.03% (A), 09/30/2027 (B)	337,000	322,913
Bank of Montreal
Fixed until 12/15/2027, 3.80% (A), 12/15/2032	223,000	234,049

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Barclays PLC
Fixed until 12/10/2023, 1.01% (A), 12/10/2024	$ 604,000	$ 593,732
Fixed until 11/24/2031, 2.89% (A), 11/24/2032	246,000	238,274
3.65%, 03/16/2025	223,000	231,810
Fixed until 02/15/2022, 4.61% (A), 02/15/2023	600,000	600,699
BNP Paribas SA
Fixed until 09/15/2028, 2.16% (A), 09/15/2029 (B)	575,000	546,613
Fixed until 06/09/2025, 2.22% (A), 06/09/2026 (B)	230,000	228,018
Fixed until 08/12/2030, 2.59% (A), 08/12/2035 (B)	530,000	489,239
Fixed until 01/13/2030, 3.05% (A), 01/13/2031 (B)	585,000	581,388
BPCE SA
1.00%, 01/20/2026 (B)	435,000	414,745
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	309,000	299,376
Fixed until 01/20/2031, 2.28% (A), 01/20/2032 (B)	315,000	292,769
4.63%, 07/11/2024 (B)	600,000	632,372
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	285,000	274,558
Fixed until 05/01/2031, 2.56% (A), 05/01/2032	1,145,000	1,108,918
Fixed until 01/25/2032, 3.06%, 01/25/2033	281,000	283,749
Fixed until 04/08/2025, 3.11% (A), 04/08/2026	1,000,000	1,025,824
Fixed until 04/24/2024, 3.35% (A), 04/24/2025	175,000	180,455
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	400,000	417,975
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	575,000	604,181
Fixed until 03/20/2029, 3.98% (A), 03/20/2030	850,000	909,398
Citizens Bank NA
3.70%, 03/29/2023	475,000	486,519
Commonwealth Bank of Australia
3.31%, 03/11/2041 (B)	250,000	241,243
Credit Agricole SA
Fixed until 01/26/2026, 1.25% (A), 01/26/2027 (B)	656,000	625,682
Fixed until 06/16/2025, 1.91% (A), 06/16/2026 (B)	360,000	355,384
2.81%, 01/11/2041 (B)	250,000	222,560
4.38%, 03/17/2025 (B)	200,000	211,232
Danske Bank A/S
Fixed until 12/08/2022, 1.17% (A), 12/08/2023 (B)	996,000	992,974
Fifth Third Bank NA
3.85%, 03/15/2026	200,000	211,866
HSBC Holdings PLC
Fixed until 09/22/2027, 2.01% (A), 09/22/2028	705,000	677,431
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	330,000	314,121
Fixed until 08/18/2030, 2.36% (A), 08/18/2031	580,000	545,348
Fixed until 05/18/2023, 3.95% (A), 05/18/2024	1,007,000	1,036,278

Transamerica Funds	Page 3

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
HSBC Holdings PLC (continued)
Fixed until 03/13/2027, 4.04% (A), 03/13/2028	$ 1,103,000	$ 1,165,300
4.25%, 03/14/2024	500,000	522,415
ING Groep NV
Fixed until 07/01/2025, 1.40% (A), 07/01/2026 (B)	410,000	399,305
Fixed until 04/01/2026, 1.73% (A), 04/01/2027	225,000	218,594
KeyBank NA
3.18%, 10/15/2027	250,000	251,948
KeyCorp
4.15%, 10/29/2025	235,000	252,598
Lloyds Banking Group PLC
Fixed until 05/11/2026, 1.63% (A), 05/11/2027	330,000	317,946
Fixed until 11/07/2022, 2.91% (A), 11/07/2023	200,000	202,291
4.38%, 03/22/2028	339,000	370,065
4.58%, 12/10/2025	200,000	213,429
Macquarie Bank Ltd.
Fixed until 03/03/2031, 3.05% (A), 03/03/2036 (B)	405,000	386,373
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	660,591
2.53%, 09/13/2023	200,000	203,683
3.75%, 07/18/2039	430,000	462,897
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	410,000	389,492
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	680,000	679,318
Fixed until 09/13/2029, 2.87% (A), 09/13/2030	402,000	402,832
National Australia Bank Ltd.
Fixed until 08/02/2029, 3.93% (A), 08/02/2034 (B)	590,000	610,604
Natwest Group PLC
Fixed until 11/01/2024, 3.75% (A), 11/01/2029	554,000	569,542
3.88%, 09/12/2023	350,000	361,039
Fixed until 03/22/2024, 4.27% (A), 03/22/2025	255,000	266,346
Fixed until 05/08/2029, 4.45% (A), 05/08/2030	570,000	619,155
4.80%, 04/05/2026	462,000	502,977
Nordea Bank Abp
1.50%, 09/30/2026 (B)	228,000	220,245
4.25%, 09/21/2022 (B)	384,000	391,799
Santander UK Group Holdings PLC
Fixed until 06/14/2026, 1.67% (A), 06/14/2027	320,000	307,252
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	870,000	829,375
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	310,000	295,971
Fixed until 06/09/2031, 2.89% (A), 06/09/2032 (B)	720,000	686,245
3.00%, 01/22/2030 (B)	391,000	387,157
4.25%, 04/14/2025 (B)	270,000	281,706
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	255,000	242,672
Fixed until 03/15/2028, 4.87% (A), 03/15/2033 (B)	300,000	317,203

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
3.04%, 07/16/2029	$ 1,240,000	$ 1,260,837
UniCredit SpA
Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	400,000	380,163
Fixed until 06/19/2027, 5.86% (A), 06/19/2032 (B)	200,000	213,204
Wells Fargo & Co.
Fixed until 04/30/2040, 3.07% (A), 04/30/2041	419,000	404,708
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	1,505,000	1,556,667
4.10%, 06/03/2026	121,000	129,218
4.30%, 07/22/2027	246,000	267,509
4.40%, 06/14/2046	165,000	183,703
4.65%, 11/04/2044	184,000	209,431
4.90%, 11/17/2045	202,000	238,175
Westpac Banking Corp.
3.13%, 11/18/2041	371,000	348,727

		46,536,336

Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,044,000	1,199,516
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	154,000	177,349
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	520,000	581,277
4.60%, 06/01/2060	225,000	259,537
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	280,000	257,004
2.75%, 01/22/2030	435,000	432,159
Constellation Brands, Inc.
4.40%, 11/15/2025	185,000	199,419
5.25%, 11/15/2048	110,000	135,247
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	550,000	548,196
Keurig Dr. Pepper, Inc.
3.43%, 06/15/2027	120,000	126,176
4.42%, 05/25/2025	112,000	119,801
4.99%, 05/25/2038	162,000	192,082

		4,227,763

Biotechnology - 0.6%
AbbVie, Inc.
2.80%, 03/15/2023	162,000	163,961
3.20%, 11/21/2029	438,000	451,134
4.05%, 11/21/2039	1,420,000	1,534,309
4.40%, 11/06/2042	425,000	477,561
4.45%, 05/14/2046	165,000	185,184
4.55%, 03/15/2035	300,000	343,530
Biogen, Inc.
2.25%, 05/01/2030	572,000	539,458
Gilead Sciences, Inc.
2.60%, 10/01/2040	545,000	491,302
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	920,000	837,144

		5,023,583

Building Products - 0.1%
Masco Corp.
2.00%, 10/01/2030	160,000	148,859
6.50%, 08/15/2032	410,000	524,106

		672,965

Transamerica Funds	Page 4

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 2.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	$ 415,000	$ 424,701
Credit Suisse Group AG
Fixed until 02/02/2026, 1.31% (A), 02/02/2027 (B)	1,255,000	1,185,208
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	250,000	247,030
Fixed until 01/12/2028, 3.87% (A), 01/12/2029 (B)	250,000	259,451
4.28%, 01/09/2028 (B)	400,000	424,432
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (B)	244,000	245,204
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	335,000	327,478
3.30%, 11/16/2022	200,000	203,233
3.70%, 05/30/2024	700,000	724,415
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	1,085,000	1,041,246
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	330,000	321,081
Fixed until 01/27/2031, 1.99% (A), 01/27/2032	290,000	266,502
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	440,000	417,238
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	493,000	493,571
Fixed until 09/29/2024, 3.27% (A), 09/29/2025	725,000	746,500
3.50%, 01/23/2025 - 11/16/2026	362,000	376,534
Fixed until 06/05/2027, 3.69% (A), 06/05/2028	1,727,000	1,814,521
Fixed until 04/23/2038, 4.41% (A), 04/23/2039	450,000	506,448
6.75%, 10/01/2037	200,000	270,498
Macquarie Group Ltd.
Fixed until 01/15/2029, 5.03% (A), 01/15/2030 (B)	600,000	678,047
Morgan Stanley
Fixed until 04/28/2025, 2.19% (A), 04/28/2026	450,000	449,177
Fixed until 07/22/2027, 3.59% (A), 07/22/2028	1,067,000	1,118,024
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	278,000	294,132
4.10%, 05/22/2023	150,000	155,026
4.30%, 01/27/2045	280,000	321,959
Fixed until 01/23/2029, 4.43% (A), 01/23/2030	457,000	504,791
5.00%, 11/24/2025	497,000	544,833
Nomura Holdings, Inc.
2.65%, 01/16/2025	603,000	610,920
2.68%, 07/16/2030	370,000	358,969
Northern Trust Corp.
Fixed until 05/08/2027, 3.38% (A), 05/08/2032	343,000	353,163
UBS Group AG
Fixed until 08/15/2022, 2.86% (A), 08/15/2023 (B)	200,000	201,722
Fixed until 08/13/2029, 3.13% (A), 08/13/2030 (B)	320,000	323,123

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS Group AG (continued)
3.49%, 05/23/2023 (B)	$ 400,000	$ 402,712
4.13%, 09/24/2025 (B)	200,000	212,721

		16,824,610

Chemicals - 0.2%
Albemarle Corp.
5.45%, 12/01/2044	200,000	245,952
DuPont de Nemours, Inc.
5.32%, 11/15/2038	145,000	178,609
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	187,000	227,029
LYB International Finance III LLC
1.25%, 10/01/2025	128,000	124,249
Nutrien Ltd.
4.13%, 03/15/2035	450,000	493,184
5.00%, 04/01/2049	140,000	176,703
Union Carbide Corp.
7.75%, 10/01/2096	210,000	342,978

		1,788,704

Commercial Services & Supplies - 0.1%
ERAC USA Finance LLC
5.63%, 03/15/2042 (B)	141,000	181,503
Republic Services, Inc.
1.45%, 02/15/2031	460,000	416,451
Triton Container International Ltd.
1.15%, 06/07/2024 (B)	450,000	440,695

		1,038,649

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.35%, 01/15/2032	440,000	408,328
2.90%, 10/01/2030	640,000	629,483

		1,037,811

Construction Materials - 0.1%
CRH America, Inc.
5.13%, 05/18/2045 (B)	200,000	246,978
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	276,000	289,029

		536,007

Consumer Finance - 0.6%
BMW US Capital LLC
2.25%, 09/15/2023 (B)	330,000	334,591
Capital One Financial Corp.
3.20%, 02/05/2025	123,000	126,887
3.75%, 07/28/2026	200,000	209,263
4.20%, 10/29/2025	150,000	159,495
Daimler Finance North America LLC
3.35%, 02/22/2023 (B)	300,000	308,086
General Motors Financial Co., Inc.
1.20%, 10/15/2024	225,000	220,025
1.25%, 01/08/2026	747,000	714,323
2.35%, 01/08/2031	149,000	139,232
2.70%, 06/10/2031	360,000	342,886
4.35%, 01/17/2027	180,000	192,434
Hyundai Capital America
1.15%, 11/10/2022 (B)	649,000	647,436
1.30%, 01/08/2026 (B)	180,000	172,246
1.50%, 06/15/2026 (B)	515,000	494,028
1.80%, 01/10/2028 (B)	345,000	325,804
3.00%, 02/10/2027 (B)	215,000	217,188

Transamerica Funds	Page 5

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (B) (H)	$ 312,000	$ 295,439
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (B)	310,000	294,112

		5,193,475

Containers & Packaging - 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026 (B)	457,000	439,210
International Paper Co.
8.70%, 06/15/2038	120,000	189,268
WRKCo, Inc.
3.00%, 09/15/2024	350,000	360,117
3.75%, 03/15/2025	300,000	314,886

		1,303,481

Diversified Consumer Services - 0.2%
Ford Foundation
2.82%, 06/01/2070	190,000	185,127
Pepperdine University
3.30%, 12/01/2059	310,000	313,772
SART
4.75%, 07/15/2024	733,531	724,361
University of Southern California
3.23%, 10/01/2120	310,000	300,854

		1,524,114

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	189,000	181,596
2.45%, 10/29/2026	230,000	225,686
2.88%, 08/14/2024	345,000	350,403
3.00%, 10/29/2028	285,000	279,033
3.30%, 01/30/2032	270,000	263,626
4.50%, 09/15/2023	1,225,000	1,272,655
6.50%, 07/15/2025	150,000	168,133
Aviation Capital Group LLC
3.88%, 05/01/2023 (B)	300,000	306,775
5.50%, 12/15/2024 (B)	558,000	600,896
Brookfield Finance, Inc.
3.90%, 01/25/2028	211,000	226,865
4.70%, 09/20/2047	242,000	283,538
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027 (B)	480,000	507,765
GE Capital International Funding Co. Unlimited
4.42%, 11/15/2035	757,000	861,006
Jefferies Group LLC
6.25%, 01/15/2036	260,000	328,987
6.45%, 06/08/2027	133,000	158,344
LSEGA Financing PLC
2.00%, 04/06/2028 (B) (H)	765,000	736,379
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	294,000	296,209
ORIX Corp.
2.90%, 07/18/2022	201,000	202,896

		7,250,792

Diversified Telecommunication Services - 0.7%
AT&T, Inc.
1.65%, 02/01/2028	140,000	133,141
2.25%, 02/01/2032	940,000	877,847
2.30%, 06/01/2027	600,000	594,695
3.10%, 02/01/2043	1,340,000	1,226,991

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
3.50%, 06/01/2041	$ 972,000	$ 948,636
3.55%, 09/15/2055	211,000	199,147
Deutsche Telekom AG
3.63%, 01/21/2050 (B)	164,000	163,544
GTP Acquisition Partners I LLC
3.48%, 06/15/2050 (B)	81,000	83,226
Verizon Communications, Inc.
2.10%, 03/22/2028	880,000	857,344
2.65%, 11/20/2040	427,000	381,480
4.27%, 01/15/2036	400,000	448,621

		5,914,672

Electric Utilities - 1.7%
AEP Texas, Inc.
6.65%, 02/15/2033	100,000	129,418
AEP Transmission Co. LLC
3.15%, 09/15/2049	165,000	158,936
Alabama Power Co.
5.60%, 03/15/2033	160,000	195,788
Appalachian Power Co.
6.38%, 04/01/2036	200,000	263,614
6.70%, 08/15/2037	200,000	267,773
Arizona Public Service Co.
5.05%, 09/01/2041	303,000	356,840
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	240,000	227,187
3.50%, 08/15/2046	188,000	191,081
Duke Energy Carolinas LLC
6.00%, 12/01/2028	500,000	601,985
6.45%, 10/15/2032	100,000	129,025
Duke Energy Indiana LLC
3.75%, 05/15/2046	200,000	212,983
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (B)	460,000	479,882
Edison International
5.75%, 06/15/2027	165,000	184,884
EDP Finance BV
3.63%, 07/15/2024 (B)	300,000	309,950
Emera US Finance LP
4.75%, 06/15/2046	350,000	393,134
Enel Finance International NV
3.50%, 04/06/2028 (B)	265,000	275,987
Entergy Louisiana LLC
2.90%, 03/15/2051	210,000	191,931
3.05%, 06/01/2031	189,000	194,154
Evergy Metro, Inc.
5.30%, 10/01/2041	500,000	625,160
Florida Power & Light Co.
5.13%, 06/01/2041	112,000	138,693
5.40%, 09/01/2035	100,000	125,568
Fortis, Inc.
3.06%, 10/04/2026	620,000	636,432
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	230,000	229,545
Massachusetts Electric Co.
4.00%, 08/15/2046 (B)	201,000	207,809
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (B)	195,000	210,789
Nevada Power Co.
5.38%, 09/15/2040	52,000	64,645
New England Power Co.
3.80%, 12/05/2047 (B)	140,000	146,782
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (B)	151,000	157,564
Northern States Power Co.
6.20%, 07/01/2037	89,000	123,894

Transamerica Funds	Page 6

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
NRG Energy, Inc.
2.00%, 12/02/2025 (B)	$ 310,000	$ 304,491
2.45%, 12/02/2027 (B)	345,000	331,157
4.45%, 06/15/2029 (B)	375,000	398,254
OGE Energy Corp.
0.70%, 05/26/2023	225,000	222,597
Ohio Edison Co.
6.88%, 07/15/2036	150,000	207,912
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	275,000	271,955
Pacific Gas & Electric Co.
1.37%, 03/10/2023	625,000	618,625
1.70%, 11/15/2023	290,000	287,617
1.75%, 06/16/2022	2,310,000	2,309,280
2.95%, 03/01/2026	205,000	205,111
3.45%, 07/01/2025	325,000	331,543
3.75%, 08/15/2042	130,000	113,885
4.30%, 03/15/2045	220,000	206,418
Public Service Electric & Gas Co.
3.65%, 09/01/2042	138,000	143,641
Southern California Edison Co.
4.05%, 03/15/2042	300,000	307,186
5.50%, 03/15/2040	130,000	155,091
Southern Power Co.
5.15%, 09/15/2041	260,000	300,797
Toledo Edison Co.
6.15%, 05/15/2037	200,000	263,995
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	124,000	136,183
Wisconsin Electric Power Co.
3.65%, 12/15/2042	144,000	147,051
Xcel Energy, Inc.
4.80%, 09/15/2041	116,000	135,474

		14,829,696

Electrical Equipment - 0.1%
Eaton Corp.
7.63%, 04/01/2024	500,000	557,051

Electronic Equipment, Instruments & Components - 0.1%
Arrow Electronics, Inc.
3.25%, 09/08/2024	175,000	180,058
3.50%, 04/01/2022	100,000	100,000
3.88%, 01/12/2028	133,000	140,612
Corning, Inc.
5.35%, 11/15/2048 (H)	230,000	298,403

		719,073

Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	200,000	237,880
Halliburton Co.
7.60%, 08/15/2096 (B)	160,000	207,132
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (B)	170,000	179,796
Texas Eastern Transmission LP
2.80%, 10/15/2022 (B)	462,000	465,758
3.50%, 01/15/2028 (B)	60,000	62,246

		1,152,812

Entertainment - 0.1%
Activision Blizzard, Inc.
1.35%, 09/15/2030	405,000	366,228

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment (continued)
Walt Disney Co.
7.70%, 10/30/2025	$ 300,000	$ 360,689
8.88%, 04/26/2023	200,000	218,228

		945,145

Equity Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	419,000	460,471
American Campus Communities Operating Partnership LP
2.25%, 01/15/2029	250,000	239,367
American Tower Corp.
1.50%, 01/31/2028	530,000	492,794
1.88%, 10/15/2030	490,000	446,928
2.10%, 06/15/2030	320,000	298,144
2.95%, 01/15/2051	141,000	122,867
3.10%, 06/15/2050	214,000	190,912
3.38%, 10/15/2026	281,000	292,221
5.00%, 02/15/2024	139,000	147,794
Boston Properties LP
3.20%, 01/15/2025	228,000	236,234
3.65%, 02/01/2026	408,000	429,411
Brixmor Operating Partnership LP
2.25%, 04/01/2028	320,000	310,231
2.50%, 08/16/2031	170,000	160,508
3.85%, 02/01/2025	400,000	418,528
Corporate Office Properties LP
2.00%, 01/15/2029	140,000	131,599
2.75%, 04/15/2031	523,000	503,087
Crown Castle International Corp.
2.25%, 01/15/2031	635,000	593,322
Digital Realty Trust LP
3.70%, 08/15/2027	154,000	163,553
Equinix, Inc.
2.90%, 11/18/2026	510,000	519,870
Essex Portfolio LP
2.65%, 03/15/2032	400,000	389,901
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (B)	353,000	370,166
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 (H)	280,000	258,645
Healthpeak Properties, Inc.
2.13%, 12/01/2028 (H)	575,000	562,796
3.50%, 07/15/2029	447,000	469,666
Life Storage LP
2.40%, 10/15/2031	200,000	190,480
4.00%, 06/15/2029	522,000	562,871
National Retail Properties, Inc.
3.50%, 10/15/2027	150,000	157,711
3.60%, 12/15/2026	218,000	228,829
Office Properties Income Trust
2.40%, 02/01/2027	420,000	396,778
3.45%, 10/15/2031	190,000	178,122
4.00%, 07/15/2022	416,000	420,560
Physicians Realty LP
2.63%, 11/01/2031	220,000	212,553
Public Storage
1.95%, 11/09/2028	262,000	254,064
2.25%, 11/09/2031	220,000	214,532
Realty Income Corp.
3.25%, 01/15/2031	285,000	297,086
3.88%, 04/15/2025	290,000	307,310
Regency Centers LP
2.95%, 09/15/2029	420,000	424,862
Sabra Health Care LP
3.20%, 12/01/2031	375,000	355,945

Transamerica Funds	Page 7

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Safehold Operating Partnership LP
2.85%, 01/15/2032	$ 673,000	$ 641,173
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (B) (H)	500,000	519,843
UDR, Inc.
2.10%, 08/01/2032	330,000	303,550
3.20%, 01/15/2030	500,000	511,625
Ventas Realty LP
3.75%, 05/01/2024	300,000	311,017
3.85%, 04/01/2027	203,000	216,514
Welltower, Inc.
3.10%, 01/15/2030	330,000	335,415
4.25%, 04/01/2026	250,000	270,183
WP Carey, Inc.
2.25%, 04/01/2033	545,000	501,055

		16,021,093

Food & Staples Retailing - 0.4%
7-Eleven, Inc.
1.30%, 02/10/2028 (B)	221,000	205,546
2.50%, 02/10/2041 (B)	225,000	196,013
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041 (B) (H)	370,000	364,890
3.63%, 05/13/2051 (B)	410,000	407,385
3.80%, 01/25/2050 (B)	445,000	455,700
CK Hutchison International 16 Ltd.
2.75%, 10/03/2026 (B)	350,000	358,141
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029 (B) (H)	285,000	304,704
CVS Pass-Through Trust
4.70%, 01/10/2036 (B)	448,815	492,639
5.77%, 01/10/2033 (B)	130,454	148,655
5.93%, 01/10/2034 (B)	465,543	541,822
Kroger Co.
8.00%, 09/15/2029	175,000	235,366

		3,710,861

Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	635,000	617,090
Campbell Soup Co.
3.13%, 04/24/2050	188,000	174,474
Conagra Brands, Inc.
5.30%, 11/01/2038	130,000	155,622
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	288,000	310,239
Smithfield Foods, Inc.
3.00%, 10/15/2030 (B)	700,000	679,269
Tyson Foods, Inc.
4.88%, 08/15/2034	100,000	117,621

		2,054,315

Gas Utilities - 0.2%
Atmos Energy Corp.
0.63%, 03/09/2023	165,000	164,052
4.13%, 03/15/2049	570,000	641,924
Boston Gas Co.
4.49%, 02/15/2042 (B)	330,000	357,302
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	85,000	88,268
5.88%, 03/15/2041	109,000	143,040

		1,394,586

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
4.00%, 03/01/2029	$ 998,000	$ 1,074,555
DH Europe Finance II SARL
3.25%, 11/15/2039	134,000	135,181
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	493,000	476,157

		1,685,893

Health Care Providers & Services - 1.2%
Advocate Health & Hospitals Corp.
2.21%, 06/15/2030	310,000	301,518
Aetna, Inc.
4.50%, 05/15/2042	153,000	172,059
6.75%, 12/15/2037	305,000	423,728
Anthem, Inc.
4.10%, 03/01/2028	425,000	460,604
4.38%, 12/01/2047	110,000	125,265
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	345,000	344,019
Children’s Hospital
2.93%, 07/15/2050	340,000	319,564
Children’s Hospital Corp.
2.59%, 02/01/2050	300,000	275,193
Cigna Corp.
4.50%, 02/25/2026	367,000	397,453
CommonSpirit Health
1.55%, 10/01/2025	240,000	234,451
2.78%, 10/01/2030	240,000	239,803
Cottage Health Obligated Group
3.30%, 11/01/2049	360,000	370,996
CVS Health Corp.
5.05%, 03/25/2048	1,125,000	1,380,205
Hartford HealthCare Corp.
3.45%, 07/01/2054	780,000	782,087
HCA, Inc.
3.50%, 07/15/2051 (H)	380,000	352,290
5.13%, 06/15/2039	420,000	486,105
5.25%, 06/15/2026	500,000	546,124
Mayo Clinic
4.13%, 11/15/2052	198,000	239,761
Memorial Health Services
3.45%, 11/01/2049	720,000	753,839
NYU Langone Hospitals
3.38%, 07/01/2055	300,000	294,860
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	168,000	173,081
Texas Health Resources
4.33%, 11/15/2055	175,000	220,337
UnitedHealth Group, Inc.
4.63%, 07/15/2035	234,000	273,678
Universal Health Services, Inc.
2.65%, 10/15/2030 - 01/15/2032 (B)	675,000	641,300
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	346,118

		10,154,438

Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
4.70%, 12/09/2035	465,000	543,256

Household Durables - 0.0% (G)
Lennar Corp.
4.50%, 04/30/2024	155,000	162,942

Transamerica Funds	Page 8

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 0.0% (G)
Alexander Funding Trust
1.84%, 11/15/2023 (B)	$ 400,000	$ 398,047

Industrial Conglomerates - 0.0% (G)
Roper Technologies, Inc.
2.00%, 06/30/2030	280,000	260,484

Insurance - 1.3%
AIA Group Ltd.
3.20%, 09/16/2040 (B)	200,000	198,627
3.60%, 04/09/2029 (B)	200,000	214,431
3.90%, 04/06/2028 (B)	335,000	361,438
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (B)	400,000	538,687
Assurant, Inc.
4.20%, 09/27/2023	425,000	441,553
Athene Global Funding
0.95%, 01/08/2024 (B)	185,000	182,131
1.45%, 01/08/2026 (B) (H)	215,000	207,836
2.50%, 01/14/2025 (B)	52,000	52,437
2.95%, 11/12/2026 (B)	1,340,000	1,371,441
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	268,000	310,123
Brown & Brown, Inc.
2.38%, 03/15/2031	820,000	779,087
Dai-ichi Life Insurance Co. Ltd.
Fixed until 07/24/2026 (I), 4.00% (A) (B)	421,000	435,735
F&G Global Funding
1.75%, 06/30/2026 (B)	300,000	292,260
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	243,560
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	360,000	400,031
Intact US Holdings, Inc.
4.60%, 11/09/2022	500,000	511,423
Jackson National Life Global Funding
3.05%, 04/29/2026 (B)	303,000	312,581
Liberty Mutual Group, Inc.
3.95%, 10/15/2050 (B)	300,000	312,428
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (B)	200,000	237,014
Lincoln National Corp.
4.00%, 09/01/2023	300,000	311,668
MassMutual Global Funding II
2.75%, 06/22/2024 (B)	400,000	409,632
Metropolitan Life Global Funding I
3.00%, 09/19/2027 (B)	350,000	363,718
New York Life Global Funding
2.35%, 07/14/2026 (B)	226,000	230,000
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	330,000	387,946
Northwestern Mutual Global Funding
1.70%, 06/01/2028 (B)	320,000	308,470
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	198,000	215,773
Prudential Insurance Co. of America
8.30%, 07/01/2025 (B)	900,000	1,066,724
Sumitomo Life Insurance Co.
Fixed until 09/14/2027, 4.00% (A), 09/14/2077 (B)	250,000	262,500

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047 (B)	$ 260,000	$ 295,293
Travelers Property Casualty Corp.
7.75%, 04/15/2026	200,000	245,521

		11,500,068

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc.
3.88%, 08/22/2037	500,000	558,544

IT Services - 0.3%
CGI, Inc.
1.45%, 09/14/2026 (B)	340,000	326,375
2.30%, 09/14/2031 (B)	609,000	570,941
Fiserv, Inc.
3.20%, 07/01/2026	230,000	238,301
4.40%, 07/01/2049	220,000	242,742
Global Payments, Inc.
3.20%, 08/15/2029	397,000	400,677
4.15%, 08/15/2049	460,000	484,610
Leidos, Inc.
2.30%, 02/15/2031	200,000	184,023

		2,447,669

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	535,000	569,578

Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	555,000	527,657

Machinery - 0.2%
nVent Finance SARL
4.55%, 04/15/2028	337,000	365,998
Otis Worldwide Corp.
2.57%, 02/15/2030	775,000	766,575
Xylem, Inc.
2.25%, 01/30/2031	235,000	224,676

		1,357,249

Media - 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	375,000	332,628
4.80%, 03/01/2050	315,000	323,573
5.05%, 03/30/2029	400,000	440,820
6.83%, 10/23/2055	150,000	199,823
Comcast Cable Holdings LLC
10.13%, 04/15/2022	414,000	419,137
Comcast Corp.
2.89%, 11/01/2051 (B)	533,000	482,619
2.94%, 11/01/2056 (B)	283,000	250,806
2.99%, 11/01/2063 (B)	768,000	675,827
3.25%, 11/01/2039	380,000	379,529
3.45%, 02/01/2050	95,000	94,651
3.95%, 10/15/2025	335,000	358,502
Discovery Communications LLC
5.20%, 09/20/2047 (H)	335,000	386,342
SES SA
3.60%, 04/04/2023 (B)	100,000	102,022
Time Warner Cable LLC
5.50%, 09/01/2041	400,000	452,208
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	250,000	348,729

Transamerica Funds	Page 9

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
ViacomCBS, Inc.
2.90%, 01/15/2027	$ 250,000	$ 254,348
4.00%, 01/15/2026	208,000	220,743
4.85%, 07/01/2042	150,000	168,547
5.85%, 09/01/2043	100,000	126,800

		6,017,654

Metals & Mining - 0.3%
Anglo American Capital PLC
3.63%, 09/11/2024 (B)	200,000	206,658
Barrick Gold Corp.
6.45%, 10/15/2035	140,000	184,097
Glencore Funding LLC
2.50%, 09/01/2030 (B)	790,000	739,472
2.63%, 09/23/2031 (B)	103,000	96,346
4.13%, 05/30/2023 (B)	234,000	240,992
Steel Dynamics, Inc.
3.45%, 04/15/2030	522,000	542,370
Vale Overseas Ltd.
3.75%, 07/08/2030	475,000	481,650

		2,491,585

Multi-Utilities - 0.3%
Delmarva Power & Light Co.
4.00%, 06/01/2042	294,000	306,713
4.15%, 05/15/2045	270,000	295,967
Dominion Energy, Inc.
5.25%, 08/01/2033	500,000	590,542
NiSource, Inc.
5.80%, 02/01/2042	600,000	750,981
San Diego Gas & Electric Co.
6.00%, 06/01/2026	320,000	370,023
6.13%, 09/15/2037	100,000	129,306

		2,443,532

Multiline Retail - 0.2%
Dollar General Corp.
4.13%, 05/01/2028	280,000	303,208
Kohl’s Corp.
3.38%, 05/01/2031 (H)	645,000	635,229
Nordstrom, Inc.
4.25%, 08/01/2031 (H)	481,000	444,771

		1,383,208

Oil, Gas & Consumable Fuels - 2.1%
APT Pipelines Ltd.
4.25%, 07/15/2027 (B)	386,000	415,626
Boardwalk Pipelines LP
4.80%, 05/03/2029	250,000	273,761
BP Capital Markets America, Inc.
2.77%, 11/10/2050	370,000	322,716
2.94%, 06/04/2051	35,000	31,332
3.00%, 03/17/2052	405,000	366,269
BP Capital Markets PLC
3.28%, 09/19/2027 (H)	173,000	181,247
Cameron LNG LLC
3.70%, 01/15/2039 (B)	554,000	563,966
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	295,000	325,868
Chevron USA, Inc.
3.25%, 10/15/2029	290,000	307,147
ConocoPhillips
2.40%, 02/15/2031 (B) (H)	255,000	249,862
Diamondback Energy, Inc.
3.25%, 12/01/2026	270,000	278,675
4.75%, 05/31/2025	300,000	323,936

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA
5.38%, 06/26/2026	$ 135,000	$ 139,820
Energy Transfer LP
3.90%, 07/15/2026	195,000	204,335
4.15%, 09/15/2029	395,000	413,732
4.75%, 01/15/2026	618,000	664,812
5.50%, 06/01/2027	69,000	77,268
6.05%, 06/01/2041	538,000	625,923
6.10%, 02/15/2042	500,000	577,831
Eni SpA
5.70%, 10/01/2040 (B)	500,000	614,170
Enterprise Products Operating LLC
4.45%, 02/15/2043	161,000	172,817
7.55%, 04/15/2038	161,000	225,747
EQT Corp.
3.90%, 10/01/2027	264,000	265,798
Exxon Mobil Corp.
3.00%, 08/16/2039	515,000	505,123
4.11%, 03/01/2046	294,000	330,051
Flex Intermediate Holdco LLC
3.36%, 06/30/2031 (B)	310,000	301,247
4.32%, 12/30/2039 (B)	220,000	215,517
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (B)	450,000	428,007
Gray Oak Pipeline LLC
2.00%, 09/15/2023 (B)	250,000	250,845
2.60%, 10/15/2025 (B)	305,000	307,681
3.45%, 10/15/2027 (B)	597,000	611,433
HollyFrontier Corp.
2.63%, 10/01/2023	425,000	429,705
5.88%, 04/01/2026	224,000	245,941
Lundin Energy Finance BV
2.00%, 07/15/2026 (B)	200,000	195,903
3.10%, 07/15/2031 (B)	200,000	195,341
Marathon Petroleum Corp.
4.70%, 05/01/2025	94,000	101,043
NGPL PipeCo LLC
3.25%, 07/15/2031 (B)	335,000	331,710
ONEOK Partners LP
6.65%, 10/01/2036	220,000	277,106
ONEOK, Inc.
2.20%, 09/15/2025	500,000	497,940
Phillips 66 Partners LP
3.15%, 12/15/2029	300,000	301,981
4.90%, 10/01/2046	144,000	166,513
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	479,301
Plains All American Pipeline LP / PAA Finance Corp.
4.30%, 01/31/2043	150,000	144,670
4.65%, 10/15/2025	495,000	531,885
4.70%, 06/15/2044	160,000	158,798
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	200,000	195,750
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (B)	136,000	154,583
8.00%, 03/01/2032	105,000	140,673
Suncor Energy, Inc.
5.95%, 12/01/2034	550,000	681,958
7.88%, 06/15/2026	100,000	119,969
TotalEnergies Capital International SA
2.99%, 06/29/2041	650,000	621,564
3.13%, 05/29/2050	605,000	586,269
3.46%, 07/12/2049	200,000	202,770

Transamerica Funds	Page 10

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.
2.15%, 09/15/2027	$ 390,000	$ 380,555

		17,714,490

Personal Products - 0.1%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	549,000	553,750

Pharmaceuticals - 0.7%
AstraZeneca PLC
6.45%, 09/15/2037	180,000	253,218
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	377,000	424,649
4.55%, 02/20/2048	370,000	441,582
5.00%, 08/15/2045	114,000	143,259
Mylan, Inc.
5.40%, 11/29/2043	100,000	114,721
Royalty Pharma PLC
0.75%, 09/02/2023	465,000	458,220
1.20%, 09/02/2025	193,000	185,411
2.15%, 09/02/2031	287,000	262,358
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	778,000	806,251
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	885,000	828,062
3.18%, 07/09/2050	415,000	382,902
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	185,000	195,109
Viatris, Inc.
2.30%, 06/22/2027	1,260,000	1,243,343
Zoetis, Inc.
2.00%, 05/15/2030	410,000	389,910

		6,128,995

Professional Services - 0.1%
IHS Markit Ltd.
4.25%, 05/01/2029	519,000	576,739

Real Estate Management & Development - 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (B)	314,000	314,673
3.88%, 03/20/2027 (B)	325,000	348,398

		663,071

Road & Rail - 0.9%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	250,000	240,092
2.53%, 11/18/2027 (B)	2,259,000	2,141,460
2.88%, 02/15/2025 (B)	150,000	150,701
3.63%, 05/01/2022 (B)	215,000	215,994
4.25%, 04/15/2026 (B)	280,000	290,494
4.38%, 05/01/2026 (B)	510,000	530,542
5.25%, 05/15/2024 (B)	555,000	588,580
5.50%, 01/15/2026 (B)	890,000	966,846
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	233,000	246,781
5.75%, 05/01/2040	300,000	396,490
7.29%, 06/01/2036	90,000	131,030
CSX Corp.
4.75%, 11/15/2048	215,000	260,189
6.00%, 10/01/2036	340,000	437,624
Kansas City Southern
4.70%, 05/01/2048	316,000	376,280

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
Norfolk Southern Corp.
3.85%, 01/15/2024	$ 266,000	$ 276,789
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023 (B)	95,000	97,381
5.50%, 02/15/2024 (B)	42,000	44,342

		7,391,615

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc.
2.80%, 10/01/2041	367,000	352,315
Broadcom, Inc.
1.95%, 02/15/2028 (B)	1,000,000	953,019
3.14%, 11/15/2035 (B)	356,000	337,513
3.19%, 11/15/2036 (B)	925,000	878,719
4.11%, 09/15/2028	541,000	575,644
KLA Corp.
3.30%, 03/01/2050	300,000	298,937
Microchip Technology, Inc.
0.97%, 02/15/2024	530,000	519,108
0.98%, 09/01/2024 (B)	615,000	598,274
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031 (B)	570,000	547,529
3.25%, 05/11/2041 (B)	585,000	563,729
Xilinx, Inc.
2.38%, 06/01/2030	360,000	350,593

		5,975,380

Software - 0.2%
Citrix Systems, Inc.
1.25%, 03/01/2026	119,000	116,916
Microsoft Corp.
2.92%, 03/17/2052	307,000	299,639
3.04%, 03/17/2062	183,000	179,751
Oracle Corp.
2.30%, 03/25/2028	690,000	666,656
VMware, Inc.
1.40%, 08/15/2026	679,000	650,227
4.65%, 05/15/2027	220,000	241,352

		2,154,541

Specialty Retail - 0.1%
AutoZone, Inc.
1.65%, 01/15/2031	350,000	319,568
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	247,000	260,264

		579,832

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
3.45%, 02/09/2045	528,000	549,482
3.75%, 09/12/2047	500,000	542,866
3.85%, 08/04/2046	207,000	228,441
4.65%, 02/23/2046	119,000	147,152
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	67,000	70,053
6.02%, 06/15/2026	793,000	899,763
HP, Inc.
3.00%, 06/17/2027	335,000	343,046

		2,780,803

Tobacco - 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	665,000	604,786

Transamerica Funds	Page 11

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco (continued)
BAT Capital Corp.
2.26%, 03/25/2028	$ 290,000	$ 275,248
3.73%, 09/25/2040	195,000	175,706
3.98%, 09/25/2050	300,000	270,711
4.39%, 08/15/2037	400,000	404,297
4.54%, 08/15/2047	290,000	282,532
BAT International Finance PLC
1.67%, 03/25/2026	215,000	207,032

		2,220,312

Trading Companies & Distributors - 0.3%
Air Lease Corp.
3.25%, 03/01/2025 - 10/01/2029	1,153,000	1,150,073
3.38%, 07/01/2025	950,000	972,193
BOC Aviation Ltd.
2.75%, 09/18/2022 (B)	270,000	271,489
3.50%, 10/10/2024 (B)	200,000	206,996
International Lease Finance Corp.
5.88%, 08/15/2022	154,000	158,012
WW Grainger, Inc.
4.60%, 06/15/2045	198,000	237,488

		2,996,251

Transportation Infrastructure - 0.1%
Mexico City Airport Trust
5.50%, 07/31/2047 (B)	200,000	186,422
Penske Truck Leasing Co. LP / PTL Finance Corp.
4.13%, 08/01/2023 (B)	233,000	241,114

		427,536

Water Utilities - 0.1%
American Water Capital Corp.
3.85%, 03/01/2024	300,000	312,240
4.00%, 12/01/2046	172,000	188,401

		500,641

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
4.38%, 04/22/2049 (H)	251,000	288,791
T-Mobile USA, Inc.
2.05%, 02/15/2028	1,150,000	1,106,070
3.00%, 02/15/2041	310,000	280,666
3.75%, 04/15/2027	773,000	812,241
Vodafone Group PLC
4.88%, 06/19/2049	545,000	634,965
5.25%, 05/30/2048	260,000	313,276

		3,436,009

Total Corporate Debt Securities (Cost $251,428,770)		254,832,350

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Chile - 0.0% (G)
Chile Government International Bond
2.55%, 01/27/2032 (H)	218,000	210,043

Mexico - 0.5%
Mexico Government International Bond
2.66%, 05/24/2031 (H)	467,000	439,172
3.75%, 01/11/2028	1,042,000	1,100,644
3.77%, 05/24/2061	345,000	295,713
4.13%, 01/21/2026	615,000	661,900
4.35%, 01/15/2047 (H)	183,000	177,510
4.60%, 02/10/2048	200,000	200,312

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Government International Bond (continued)
4.75%, 03/08/2044	$ 190,000	$ 195,943
5.75%, 10/12/2110	550,000	596,442

		3,667,636

Panama - 0.0% (G)
Panama Government International Bond
4.50%, 04/16/2050	200,000	205,510

Saudi Arabia - 0.0% (G)
Saudi Arabia Government International Bond
2.25%, 02/02/2033 (B) (H)	272,000	258,403

Total Foreign Government Obligations (Cost $4,411,847)		4,341,592

MORTGAGE-BACKED SECURITIES - 6.8%
American General Mortgage Loan Trust
Series 2006-1, Class A5,
5.75% (A), 12/25/2035 (B)	652	695
Banc of America Funding Trust
Series 2004-3, Class 1A1,
5.50%, 10/25/2034	34,202	34,696
Banc of America Mortgage Trust
Series 2003-C, Class 3A1,
2.37% (A), 04/25/2033	24,627	25,213
BB-UBS Trust
Series 2012-SHOW, Class A,
3.43%, 11/05/2036 (B)	1,500,000	1,540,116
Bear Stearns ARM Trust
Series 2003-4, Class 3A1,
2.18% (A), 07/25/2033	16,168	16,808
Series 2004-2, Class 14A,
2.86% (A), 05/25/2034	12,094	11,991
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2005-PWR8, Class X1,
0.72% (A), 06/11/2041 (B)	3,053	3
BVRT Financing Trust
Series 2020-3F, Class A,
1-Month LIBOR + 3.00%, 3.08%, 11/10/2022 (C)	682,669	681,523
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
2.32% (A), 02/25/2037	199,950	202,964
Series 2007-A1, Class 2A1,
2.44% (A), 02/25/2037	33,280	33,817
Series 2007-A1, Class 7A1,
2.46% (A), 02/25/2037	23,206	23,929
Series 2007-A1, Class 9A1,
2.59% (A), 02/25/2037	12,614	12,862
Series 2007-A2, Class 1A1,
2.29% (A), 06/25/2035	5,906	5,792
Series 2007-A2, Class 2A1,
2.37% (A), 06/25/2035	58,833	59,694
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	68,451	68,925
Series 2004-3, Class A4,
5.75%, 04/25/2034	102,676	103,808
Series 2004-5, Class 1A4,
5.50%, 06/25/2034	84,939	87,238
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (D)	256	256

Transamerica Funds	Page 12

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-HYB1, Class A,
2.24% (A), 09/25/2033	$ 17,208	$ 18,052
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4,
5.25%, 09/25/2033	26,811	27,130
Series 2005-2, Class 2A11,
5.50%, 05/25/2035	61,769	63,206
Series 2009-10, Class 1A1,
2.52% (A), 09/25/2033 (B)	63,803	64,424
COMM Mortgage Trust
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	562,000	592,846
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	2,410,000	2,562,575
COMM Mortgage Trust, Interest Only STRIPS
Series 2012-CR2, Class XA,
1.61% (A), 08/15/2045	1,629,014	1,119
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-21, Class 1A4,
5.25%, 09/25/2033	23,218	23,551
Series 2003-AR15, Class 3A1,
2.28% (A), 06/25/2033	43,581	45,505
Series 2004-5, Class 3A1,
5.25%, 08/25/2019	13,645	12,539
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4,
5.25%, 11/25/2033	14,081	14,159
Series 2003-29, Class 5A1,
7.00%, 12/25/2033	34,974	35,987
Series 2004-4, Class 2A4,
5.50%, 09/25/2034	47,705	49,532
Series 2004-8, Class 1A4,
5.50%, 12/25/2034	100,357	101,628
CSMC OA LLC
Series 2014-USA, Class D,
4.37%, 09/15/2037 (B)	500,000	460,345
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1,
4.33% (A), 02/25/2020	6,354	6,320
FMC GMSR Issuer Trust
3.69%, 02/25/2024	2,835,000	2,836,701
Series 2020-GT1, Class A,
4.45% (A), 01/25/2026 (B)	1,700,000	1,685,667
Series 2021-GT1, Class A,
3.62% (A), 07/25/2026 (B)	1,700,000	1,666,995
Series 2021-GT2, Class A,
3.85% (A), 10/25/2026 (B)	1,440,000	1,412,038
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 0.46% (A), 09/25/2035 (B)	522,770	453,483
GSMPS Mortgage Loan Trust, Interest Only STRIPS
Series 2005-RP3, Class 1AS,
4.13% (A), 09/25/2035 (B)	392,078	34,522
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4,
5.25%, 06/25/2033	108,785	112,195
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	71,086	72,428

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust (continued)
Series 2005-5F, Class 8A3,
1-Month LIBOR + 0.50%, 0.61% (A), 06/25/2035	$ 5,880	$ 5,791
Headlands Residential LLC
Series 2017-RPL1, Class A,
3.88% (A), 11/25/2024 (B)	1,980,000	1,977,460
Series 2018-RPL1, Class A,
3.88% (A), 08/25/2024 (B)	797,793	798,862
Impac CMB Trust
Series 2005-4, Class 2A1,
1-Month LIBOR + 0.30%, 0.71% (A), 05/25/2035	83,852	82,848
Impac Secured Assets CMN Owner Trust
Series 2003-2, Class A1,
5.50%, 08/25/2033	25,544	24,306
Impac Secured Assets Trust
Series 2006-1, Class 2A1,
1-Month LIBOR + 0.70%, 0.81% (A), 05/25/2036	54,304	54,452
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	1,590,000	1,632,672
JPMorgan Chase Commercial Mortgage Securities Trust, Interest Only STRIPS
Series 2006-CB15, Class X1,
0.30% (A), 06/12/2043	1,317,175	13
JPMorgan Mortgage Trust
Series 2004-A3, Class 4A1,
2.30% (A), 07/25/2034	3,166	3,270
Series 2004-A4, Class 1A1,
2.24% (A), 09/25/2034	8,066	7,949
Series 2004-S1, Class 1A7,
5.00%, 09/25/2034	1,564	1,636
Series 2005-A1, Class 3A4,
2.59% (A), 02/25/2035	34,757	34,482
Series 2006-A2, Class 5A3,
2.27% (A), 11/25/2033	60,684	61,449
Series 2006-A3, Class 6A1,
2.61% (A), 08/25/2034	9,027	9,096
LHOME Mortgage Trust
Series 2019-RTL3, Class A1,
3.87%, 07/25/2024 (B)	737,940	740,206
Series 2021-RTL1, Class A1,
2.09% (A), 09/25/2026 (B)	810,000	807,174
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
2.62% (A), 04/21/2034	85,106	85,454
Series 2004-13, Class 3A7,
2.73% (A), 11/21/2034	57,279	57,854
MASTR Alternative Loan Trust
Series 2003-9, Class 2A1,
6.00%, 12/25/2033	10,489	10,884
MASTR Asset Securitization Trust
Series 2003-11, Class 9A6,
5.25%, 12/25/2033	121,549	124,282
Series 2004-P7, Class A6,
5.50%, 12/27/2033 (B)	15,423	15,043
MASTR Resecuritization Trust, Principal Only STRIPS
Series 2005, Class 3,
Zero Coupon, 05/28/2035 (B)	5,492	4,590
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 2A,
2.41% (A), 07/25/2033	27,994	27,904
Series 2003-A5, Class 2A6,
1.99% (A), 08/25/2033	11,998	12,031

Transamerica Funds	Page 13

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series 2004-1, Class 2A1,
2.03% (A), 12/25/2034	$ 63,593	$ 64,452
Series 2004-A4, Class A2,
2.65% (A), 08/25/2034	30,278	30,742
Series 2004-D, Class A2,
6-Month LIBOR + 0.72%, 0.87% (A), 09/25/2029	51,802	50,587
Morgan Stanley Capital I Trust, Interest Only STRIPS
Series 2006-T21, Class X,
0.07% (A), 10/12/2052 (B)	3,203,328	440
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A,
5.63% (A), 04/25/2034	80,940	84,520
MRCD Mortgage Trust
Series 2019-PARK, Class D,
2.72%, 12/15/2036 (B)	1,443,000	1,400,539
PRET LLC
Series 2021-RN4, Class A1,
2.49% (A), 10/25/2051 (B)	2,958,353	2,950,954
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1,
2.24% (A), 09/27/2060 (B)	1,633,131	1,613,537
Prime Mortgage Trust
Series 2004-CL1, Class 1A1,
6.00%, 02/25/2034	25,788	26,574
Prime Mortgage Trust, Principal Only STRIPS
Series 2004-CL1, Class 1,
Zero Coupon, 02/25/2034	2,016	1,853
PRPM LLC
Series 2021-1, Class A1,
2.12% (A), 01/25/2026 (B)	1,450,308	1,434,143
Series 2021-3, Class A1,
1.87% (A), 04/25/2026 (B)	867,186	857,709
RAMP Trust
Series 2004-SL2, Class A3,
7.00%, 10/25/2031	63,244	65,741
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C,
3.50%, 06/25/2057	1,681,955	1,747,453
Series 2018-2, Class M55D,
4.00%, 11/25/2057	2,291,312	2,403,337
Series 2019-1, Class MT,
3.50%, 07/25/2058	1,791,267	1,859,513
Series 2019-3, Class MB,
3.50%, 10/25/2058	946,274	1,018,123
Series 2019-4, Class M55D,
4.00%, 02/25/2059	1,273,865	1,336,649
Sequoia Mortgage Trust
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 0.70% (A), 12/20/2034	108,700	105,021
Series 2004-11, Class A3,
1-Month LIBOR + 0.60%, 0.70% (A), 12/20/2034	7,340	7,296
Series 2004-12, Class A3,
6-Month LIBOR + 0.32%, 0.63% (A), 01/20/2035	57,050	55,640
SLG Office Trust
Series 2021-OVA, Class A,
2.59%, 07/15/2041 (B)	1,620,000	1,612,636
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 0.76% (A), 10/19/2034

	111,882	110,419

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp.
Series 2003-37A, Class 2A,
2.04% (A), 12/25/2033	$ 33,559	$ 34,467
Series 2004-4XS, Class 1A5,
5.15% (A), 02/25/2034	166,675	170,071
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1,
1-Month LIBOR + 0.64%, 0.75% (A), 09/25/2043	52,828	53,873
Series 2004-1, Class II2A,
1.42% (A), 03/25/2044	17,663	17,683
Toorak Mortgage Corp. Ltd.
Series 2019-2, Class A1,
3.72% (A), 09/25/2022	966,300	968,186
Towd Point Mortgage Trust
Series 2021-R1, Class A1,
2.92% (A), 11/30/2060 (B)	2,332,192	2,313,079
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (B)	1,000,000	1,000,697
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4,
3.53%, 05/10/2063	650,000	651,253
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS
Series 2012-C2, Class XA,
1.27% (A), 05/10/2063 (B)	3,794,138	6,985
Vericrest Opportunity Loan Transferee
Series 2021-NPL4, Class A1,
2.24% (A), 03/27/2051 (B)	514,399	508,542
VNDO Mortgage Trust
Series 2012-6AVE, Class A,
3.00%, 11/15/2030 (B)	1,000,000	1,012,314
VOLT C LLC
Series 2021-NPL9, Class A1,
1.99% (A), 05/25/2051 (B)	844,310	835,941
VOLT CI LLC
Series 2021-NP10, Class A1,
1.99% (A), 05/25/2051 (B)	879,854	871,743
VOLT XCIII LLC
Series 2021-NPL2, Class A1,
1.89% (A), 02/27/2051 (B)	2,080,211	2,050,889
VOLT XCIV LLC
Series 2021-NPL3, Class A1,
2.24% (A), 02/27/2051 (B)	1,469,041	1,454,704
VOLT XCVII LLC
Series 2021-NPL6, Class A1,
2.24% (A), 04/25/2051 (B)	1,329,419	1,311,017
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC,
0.00% (A), 03/15/2045 (B)	461,539	5
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR6, Class A1,
2.56% (A), 06/25/2033	91,208	91,473
Series 2003-AR7, Class A7,
2.37% (A), 08/25/2033	36,038	35,807
Series 2003-AR8, Class A,
2.70% (A), 08/25/2033	13,653	14,135
Series 2003-AR9, Class 1A6,
2.52% (A), 09/25/2033	70,241	70,306
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	110,391	111,929
Series 2003-S4, Class 2A10,
(2.75) * 1-Month LIBOR + 17.46%, 17.17% (A), 06/25/2033	2,786	3,094

Transamerica Funds	Page 14

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Trust (continued)
Series 2003-S9, Class A8,
5.25%, 10/25/2033	$ 45,733	$ 46,717
Series 2004-AR3, Class A1,
2.60% (A), 06/25/2034	7,993	8,222
Series 2004-AR3, Class A2,
2.60% (A), 06/25/2034	82,211	84,388
Series 2004-S2, Class 2A4,
5.50%, 06/25/2034	58,244	59,285
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
Series 2004-RA2, Class 2A,
7.00%, 07/25/2033	30,669	32,737
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,915,000	1,961,397
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1,
2.77% (A), 10/25/2034	147,462	146,689
ZH Trust
Series 2021-1, Class A,
2.25%, 02/18/2027 (B)	800,000	790,061

Total Mortgage-Backed Securities (Cost $57,874,410)		57,398,552

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.8%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	520,000	788,216
University of California Regents Medical Center Pooled Revenue, Revenue Bonds,
Series N,
3.71%, 05/15/2120	820,000	857,038

		1,645,254

New York - 0.3%
New York State Dormitory Authority, Revenue Bonds,
Series D,
5.60%, 03/15/2040	280,000	364,633
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	800,000	1,004,534
5.65%, 11/01/2040	655,000	869,933

		2,239,100

Ohio - 0.3%
American Municipal Power, Inc., Revenue Bonds,
Series B,
7.50%, 02/15/2050	640,000	1,018,269
Ohio State University, Revenue Bonds,
Series A,
4.80%, 06/01/2111	1,370,000	1,958,890

		2,977,159

Total Municipal Government Obligations (Cost $5,231,173)		6,861,513

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 24.8%
Federal Home Loan Mortgage Corp.
6-Month LIBOR + 1.55%, 1.72% (A), 05/01/2037	$ 44,654	$ 46,399
6-Month LIBOR + 1.70%, 1.83% (A), 10/01/2036	12,549	12,722
12-Month LIBOR + 1.58%, 1.83% (A), 12/01/2036	45,102	46,653
12-Month LIBOR + 1.64%, 1.89% (A), 11/01/2036	23,186	24,034
12-Month LIBOR + 1.67%, 1.92% (A), 12/01/2036	82,355	86,092
12-Month LIBOR + 1.77%, 2.02% (A), 09/01/2037	10,824	10,988
12-Month LIBOR + 1.70%, 2.02% (A), 02/01/2037	20,361	21,340
6-Month LIBOR + 2.01%, 2.14% (A), 05/01/2037	15,574	16,365
12-Month LIBOR + 1.91%, 2.16% (A), 04/01/2037	1,232	1,233
12-Month LIBOR + 1.89%, 2.22% (A), 05/01/2038	4,497	4,571
12-Month LIBOR + 2.00%, 2.25% (A), 11/01/2036	6,036	6,047
1-Year CMT + 2.25%, 2.32% (A), 07/01/2036	96,449	101,641
1-Year CMT + 2.24%, 2.35% (A), 11/01/2036	63,511	66,180
1-Year CMT + 2.25%, 2.35% (A), 02/01/2036	111,020	115,950
12-Month LIBOR + 1.98%, 2.35% (A), 04/01/2037	15,882	15,937
1-Year CMT + 2.36%, 2.36% (A), 10/01/2037	5,451	5,455
1-Year CMT + 2.25%, 2.38% (A), 01/01/2035	158,817	166,773
12-Month LIBOR + 2.07%, 2.43% (A), 05/01/2037	16,127	16,282
12-Month LIBOR + 2.18%, 2.43% (A), 05/01/2037	83,027	88,440
1-Year CMT + 2.43%, 2.50% (A), 12/01/2031	162,616	163,306
12-Month LIBOR + 2.33%, 2.62% (A), 05/01/2036	9,539	10,065
12-Month LIBOR + 2.47%, 2.73% (A), 03/01/2036	36,609	38,628
1-Year CMT + 2.65%, 2.78% (A), 10/01/2037	58,969	58,987
3.00%, 02/01/2052	1,650,000	1,689,437
3.50%, 06/01/2042 - 07/15/2042	1,136,303	1,200,201
4.00%, 04/01/2043 - 09/01/2049	3,098,707	3,345,871
4.50%, 05/01/2041 - 07/01/2047	5,149,060	5,640,220
5.00%, 08/01/2040	133,394	149,422
5.50%, 05/01/2023 - 12/01/2035	234,842	242,843
6.00%, 12/01/2036 - 06/01/2037	136,977	152,018
6.50%, 05/01/2035 - 03/01/2038	559,228	634,754
7.50%, 02/01/2038 - 09/01/2038	26,744	29,975
10.00%, 10/01/2030	2,076	2,208
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.31%, 12/25/2022	1,036,307	1,045,229
2.72%, 07/25/2026	1,456,000	1,489,552
2.74%, 09/25/2025	1,000,000	1,029,221
2.81%, 09/25/2024	3,665,636	3,756,758
2.84%, 09/25/2022	209,926	211,338
2.93%, 01/25/2023	385,136	390,204
3.24%, 04/25/2027	1,097,000	1,171,706
3.30% (A), 11/25/2027	965,000	1,037,531
3.33%, 05/25/2027	590,000	631,607
3.34% (A), 04/25/2028	970,000	1,035,563

Transamerica Funds	Page 15

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.25%, 0.36% (A), 08/15/2023	$ 25,294	$ 25,304
1-Month LIBOR + 0.30%, 0.41% (A), 03/15/2036	18,222	18,299
1-Month LIBOR + 0.40%, 0.50% (A), 07/15/2037	243,067	243,098
1-Month LIBOR + 1.20%, 1.31% (A), 07/15/2039	10,282	10,496
4.00%, 11/15/2041 - 07/15/2042	2,642,772	2,978,590
4.50%, 06/15/2025	548,642	570,118
5.00%, 07/15/2033 - 07/15/2041	8,375,842	9,357,728
5.30%, 01/15/2033	212,726	234,963
5.50%, 10/15/2032 - 01/15/2039	1,265,407	1,419,094
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	210,647	224,262
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	207,912	221,070
5.67% (A), 10/15/2038	98,863	110,715
6.00%, 05/15/2034 - 06/15/2038	867,950	993,169
6.25%, 10/15/2023	27,281	28,203
6.50%, 02/15/2026 - 06/15/2032	381,711	420,181
7.00%, 12/15/2036	225,523	264,541
7.48% (A), 11/15/2046	326,908	377,792
7.50%, 11/15/2036 - 12/15/2036	268,783	319,838
(7.27) * 1-Month LIBOR + 48.00%, 8.00% (A), 06/15/2035	9,568	10,788
(1.50) * 1-Month LIBOR + 9.08%, 8.92% (A), 11/15/2033	18,746	19,311
(1.83) * 1-Month LIBOR + 14.85%, 14.66% (A), 06/15/2033	15,184	18,453
(3.33) * 1-Month LIBOR + 17.50%, 17.15% (A), 02/15/2040	206,249	260,936
(2.50) * 1-Month LIBOR + 17.45%, 17.18% (A), 02/15/2038	7,228	8,865
(3.00) * 1-Month LIBOR + 20.22%, 19.90% (A), 07/15/2035	16,615	22,231
(2.60) * 1-Month LIBOR + 20.93%, 20.65% (A), 08/15/2031	21,206	27,918
(4.00) * 1-Month LIBOR + 22.00%, 21.57% (A), 05/15/2035	26,253	33,912
(4.50) * 1-Month LIBOR + 24.75%, 24.27% (A), 06/15/2035	39,871	61,442
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.58% (A), 01/15/2040	208,620	8,930
4.50%, 12/15/2024 (J)	4	0
5.00%, 10/15/2039 - 08/15/2040	260,956	16,128
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (A), 11/15/2037 - 10/15/2040	273,919	43,271
(1.00) * 1-Month LIBOR + 6.05%, 5.94% (A), 05/15/2038	37,868	3,013
(1.00) * 1-Month LIBOR + 6.10%, 5.99% (A), 05/15/2039	25,787	4,014
(1.00) * 1-Month LIBOR + 6.25%, 6.14% (A), 12/15/2039	111,466	16,408
(1.00) * 1-Month LIBOR + 6.34%, 6.23% (A), 12/15/2039	286,562	33,817
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (A), 01/15/2037	26,084	2,692
(1.00) * 1-Month LIBOR + 6.45%, 6.34% (A), 11/15/2037	12,015	2,175
(1.00) * 1-Month LIBOR + 6.80%, 6.69% (A), 09/15/2039	75,105	9,175

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMIC, Principal Only STRIPS
09/15/2032 - 12/15/2043	$ 2,136,640	$ 1,936,843
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
1.55% (A), 10/25/2037	225,684	229,949
5.23%, 05/25/2043	613,719	680,465
6.50%, 02/25/2043	215,033	248,576
6.50% (A), 09/25/2043	94,297	113,437
7.00%, 02/25/2043 - 07/25/2043	234,885	275,190
7.50%, 02/25/2042 - 09/25/2043	282,955	329,751
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.70%, 7.59% (A), 08/15/2036	191,154	52,643
Federal National Mortgage Association
1-Month LIBOR + 0.22%, 0.33% (A), 03/25/2045 - 02/25/2046	78,670	78,592
1-Month LIBOR + 0.40%, 0.51% (A), 05/25/2042	139,547	139,400
1-Month LIBOR + 0.55%, 0.66% (A), 08/25/2042	313,092	316,309
0.75%, 09/25/2028	2,791,317	2,656,321
1.00%, 11/25/2033	2,224,573	2,160,255
1-Month LIBOR + 0.93%, 1.03% (A), 11/25/2022	138,424	138,442
6-Month LIBOR + 1.24%, 1.36% (A), 09/01/2036	16,507	16,931
6-Month LIBOR + 1.31%, 1.47% (A), 07/01/2037	39,563	40,763
12-Month LIBOR + 1.33%, 1.58% (A), 11/01/2037	22,195	22,842
6-Month LIBOR + 1.46%, 1.59% (A), 02/01/2037	5,983	6,107
6-Month LIBOR + 1.48%, 1.61% (A), 02/01/2037	35,596	36,900
12-Month LIBOR + 1.57%, 1.82% (A), 09/01/2036	57,089	59,097
12-Month LIBOR + 1.63%, 1.89% (A), 07/01/2037	11,868	12,299
12-Month LIBOR + 1.65%, 1.90% (A), 05/01/2036	12,665	12,694
12-Month LIBOR + 1.60%, 1.98% (A), 04/01/2037	1,943	1,965
12-Month LIBOR + 1.76%, 2.01% (A), 09/01/2037	4,001	4,036
12-Month LIBOR + 1.77%, 2.02% (A), 10/01/2036	21,653	21,725
12-Month LIBOR + 1.80%, 2.05% (A), 07/01/2037	20,779	20,838
12-Month LIBOR + 1.69%, 2.06% (A), 04/01/2036	17,703	18,430
12-Month LIBOR + 1.82%, 2.07% (A), 09/01/2036 - 12/01/2036	18,302	18,433
12-Month LIBOR + 1.87%, 2.12% (A), 06/01/2036	30,835	32,484
1-Year CMT + 2.08%, 2.12% (A), 11/01/2037	37,166	39,295
12-Month LIBOR + 1.88%, 2.13% (A), 08/01/2036	3,695	3,713
2.15%, 01/25/2023	711,234	714,746
12-Month LIBOR + 1.95%, 2.20% (A), 11/01/2036	810	811
2.38%, 10/01/2026	1,439,855	1,472,378
2.43%, 08/01/2026	1,842,932	1,887,812
2.47% (A), 12/25/2026	384,940	395,313
2.49%, 05/01/2026	953,776	978,473

Transamerica Funds	Page 16

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.50%, 01/01/2052 (E)	$ 1,758,600	$ 1,758,022
2.61%, 06/01/2026	1,012,000	1,044,444
12-Month LIBOR + 2.37%, 2.62% (A), 08/01/2037	16,457	16,728
2.62%, 11/01/2031	4,165,000	4,323,279
2.63%, 03/01/2026	2,789,155	2,874,440
2.64%, 06/01/2026	2,477,000	2,559,543
6-Month LIBOR + 2.50%, 2.66% (A), 03/01/2036	84,126	89,729
12-Month LIBOR + 2.38%, 2.69% (A), 03/01/2036	43,383	45,893
2.70%, 07/01/2026	1,226,466	1,270,960
2.80%, 01/01/2028	1,110,999	1,157,477
2.90%, 06/25/2027	2,033,569	2,114,223
2.92%, 01/01/2025	2,416,690	2,498,230
2.94% (A), 01/25/2026	3,172,858	3,294,541
2.94%, 12/01/2028	5,000,000	5,290,608
2.98%, 06/01/2027	1,700,804	1,784,805
3.00%, 06/01/2043 - 01/01/2052	1,769,572	1,830,561
3.00%, 01/01/2052 (E)	1,559,088	1,609,514
3.02%, 07/01/2024 - 07/01/2029	7,501,500	7,889,606
3.04%, 06/01/2024	1,667,248	1,711,784
3.06% (A), 05/25/2027 - 03/25/2028	2,712,554	2,867,530
3.07% (A), 06/25/2027	1,451,420	1,538,955
3.08%, 12/01/2024	1,784,769	1,851,639
3.09% (A), 02/25/2030	815,000	870,552
3.09%, 09/01/2029	3,797,000	4,087,798
3.11%, 03/01/2027	1,866,889	1,965,450
3.12% (A), 04/25/2029	1,332,401	1,424,831
3.15%, 04/01/2031	2,574,913	2,715,522
3.24%, 06/01/2026	864,952	912,440
3.29%, 08/01/2026	975,651	1,029,397
3.36% (A), 07/25/2028	2,032,000	2,184,675
3.37%, 05/01/2037	835,561	904,093
3.50%, 04/01/2043 - 03/01/2060	5,687,768	6,034,249
3.76%, 12/01/2035	1,813,694	2,062,114
3.97%, 12/01/2025	388,522	417,091
4.00%, 01/01/2043 - 08/01/2048	2,859,304	3,071,161
4.45%, 07/01/2026	1,247,731	1,373,485
4.55%, 06/25/2043	57,676	61,681
5.00%, 08/01/2024 - 08/01/2040	309,414	346,293
5.50%, 11/01/2032 - 07/01/2037	776,355	868,341
6.00%, 08/01/2022 - 11/01/2037	981,672	1,080,073
6.50%, 06/01/2023 - 07/25/2042	675,428	760,082
7.00%, 12/25/2033 - 02/25/2044	756,855	866,751
7.50%, 10/01/2037 - 12/25/2045	416,307	486,481
8.00%, 10/01/2031	21,392	23,128
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.25%, 0.32% (A), 06/27/2036	107,631	106,071
1-Month LIBOR + 0.24%, 0.35% (A), 10/25/2046	68,847	68,127
1-Month LIBOR + 0.29%, 0.40% (A), 07/25/2036	66,612	66,813
1-Month LIBOR + 0.40%, 0.51% (A), 06/25/2037	14,252	14,383
1-Month LIBOR + 0.55%, 0.66% (A), 08/25/2041	112,308	113,318
1-Month LIBOR + 0.60%, 0.71% (A), 04/25/2040	88,688	89,411
2.00% (A), 12/25/2039	71,880	75,136
3.00%, 01/25/2046	516,915	537,534
3.50%, 02/25/2043	463,634	477,020
4.50%, 02/25/2039 - 05/25/2041	572,254	623,635
5.11% (A), 01/25/2032 (K)	13,274	13,817
5.45% (A), 12/25/2042	78,872	84,480

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC (continued)
5.50%, 08/25/2025 - 10/25/2040	$ 3,564,771	$ 3,985,974
5.75%, 08/25/2034	438,830	465,840
5.83% (A), 05/25/2051	97,235	109,994
6.00%, 03/25/2029 - 12/25/2049	1,049,781	1,158,320
6.01% (A), 06/25/2040	85,018	95,565
6.21% (A), 02/25/2040	95,479	105,651
6.25%, 09/25/2038	14,328	16,228
6.43% (A), 03/25/2040	141,011	156,110
6.50%, 04/18/2028 - 11/25/2041	391,824	444,475
6.75%, 04/25/2037	35,623	37,837
7.00%, 03/25/2038 - 11/25/2041	794,291	924,615
7.50%, 05/17/2024	17,083	17,789
8.00%, 02/25/2023	38,648	39,681
(2.00) * 1-Month LIBOR + 12.66%, 12.44% (A), 03/25/2040	99,473	121,573
(2.00) * 1-Month LIBOR + 16.20%, 15.98% (A), 01/25/2034	4,264	4,472
(2.50) * 1-Month LIBOR + 16.88%, 16.61% (A), 08/25/2035 - 10/25/2035	29,940	38,234
(3.33) * 1-Month LIBOR + 17.67%, 17.31% (A), 04/25/2040	103,542	127,028
(2.75) * 1-Month LIBOR + 17.88%, 17.58% (A), 09/25/2024	28,419	30,798
(2.75) * 1-Month LIBOR + 19.53%, 19.23% (A), 05/25/2034	59,702	81,497
(2.75) * 1-Month LIBOR + 20.13%, 19.83% (A), 05/25/2035	55,103	64,070
(3.33) * 1-Month LIBOR + 22.67%, 22.31% (A), 04/25/2037	32,272	43,452
(3.67) * 1-Month LIBOR + 24.57%, 24.17% (A), 11/25/2035	31,883	41,973
Federal National Mortgage Association REMIC, Interest Only STRIPS
1.30% (A), 01/25/2038	37,257	1,597
1.59% (A), 04/25/2041	133,697	8,469
(1.00) * 1-Month LIBOR + 4.44%, 4.33% (A), 11/25/2040	262,710	28,452
(1.00) * 1-Month LIBOR + 5.00%, 4.89% (A), 07/25/2040	317,043	39,693
5.00%, 07/25/2039	39,184	5,991
5.50%, 10/25/2039	58,190	10,207
(1.00) * 1-Month LIBOR + 5.90%, 5.79% (A), 10/25/2039	19,898	2,859
(1.00) * 1-Month LIBOR + 6.00%, 5.89% (A), 02/25/2038 - 06/25/2039	313,897	44,103
(1.00) * 1-Month LIBOR + 6.18%, 6.07% (A), 12/25/2039	6,220	891
(1.00) * 1-Month LIBOR + 6.25%, 6.14% (A), 01/25/2040	146,693	24,027
(1.00) * 1-Month LIBOR + 6.35%, 6.24% (A), 12/25/2037	200,866	32,054
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (A), 07/25/2037 - 05/25/2040	381,095	65,019
(1.00) * 1-Month LIBOR + 6.42%, 6.31% (A), 04/25/2040	61,278	8,882
(1.00) * 1-Month LIBOR + 6.45%, 6.34% (A), 10/25/2037 - 12/25/2037	161,513	31,454
(1.00) * 1-Month LIBOR + 6.62%, 6.51% (A), 07/25/2037	69,713	11,233
(1.00) * 1-Month LIBOR + 6.65%, 6.54% (A), 10/25/2026 - 03/25/2039	246,711	25,478
(1.00) * 1-Month LIBOR + 6.70%, 6.59% (A), 03/25/2036	649,392	121,002
(1.00) * 1-Month LIBOR + 6.99%, 6.88% (A), 03/25/2038	67,856	12,733

Transamerica Funds	Page 17

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 7.10%, 6.99% (A), 02/25/2040	$ 56,713	$ 8,496
Federal National Mortgage Association REMIC, Principal Only STRIPS
10/25/2023 - 12/25/2043	1,529,759	1,386,886
Federal National Mortgage Association, Interest Only STRIPS
1.98% (A), 11/25/2033	13,194,770	1,664,481
2.01% (A), 07/25/2030	13,901,784	1,635,389
Federal National Mortgage Association, Principal Only STRIPS
09/25/2024 - 08/25/2032	157,791	150,292
FREMF Mortgage Trust
3.58% (A), 11/25/2049 (B)	920,000	952,756
3.67% (A), 01/25/2048 (B)	4,355,000	4,525,174
3.67% (A), 01/25/2048 (B)	1,405,000	1,439,163
3.83% (A), 11/25/2047 (B)	2,000,000	2,078,608
3.87% (A), 07/25/2049 (B)	750,000	769,084
4.07% (A), 11/25/2047 (B)	853,000	886,887
Government National Mortgage Association
1-Month LIBOR + 0.45%, 0.55% (A), 03/20/2060	8,852	8,868
1-Month LIBOR + 0.47%, 0.57% (A), 05/20/2063	731,678	732,571
1-Month LIBOR + 0.50%, 0.60% (A), 06/20/2067	1,493,363	1,497,994
1-Month LIBOR + 0.52%, 0.62% (A), 10/20/2062	631,228	632,545
1-Month LIBOR + 0.53%, 0.63% (A), 10/20/2062	883,626	886,373
1-Month LIBOR + 0.58%, 0.68% (A), 05/20/2066	341,836	342,465
1-Month LIBOR + 0.60%, 0.70% (A), 11/20/2065	2,139,817	2,153,535
1-Month LIBOR + 0.65%, 0.75% (A), 05/20/2061 - 01/20/2066	4,093,566	4,119,776
1-Month LIBOR + 0.70%, 0.80% (A), 05/20/2061 - 03/20/2066	2,948,377	2,972,625
1-Month LIBOR + 1.00%, 1.10% (A), 12/20/2066	548,489	558,339
1-Year CMT + 1.76%, 1.90% (A), 11/20/2071	2,155,550	2,324,427
1-Year CMT + 1.76%, 1.92% (A), 11/20/2071	1,736,964	1,872,934
1-Year CMT + 1.83%, 1.98% (A), 08/20/2071	1,535,552	1,659,543
2.50%, 08/20/2051 - 10/20/2051	1,018,209	1,026,394
3.50%, 01/20/2051	1,768,601	1,917,141
4.50%, 11/20/2034 - 11/20/2049	2,483,908	2,670,448
5.50%, 01/16/2033 - 09/20/2039	2,103,753	2,277,977
5.75%, 02/20/2036 - 10/20/2037	267,478	291,342
5.82% (A), 10/20/2033	128,306	140,504
6.00%, 11/20/2033 - 08/20/2038	460,103	500,358
6.50%, 01/15/2032 - 12/15/2035	294,498	332,585
7.00%, 09/15/2031 - 10/16/2040	331,152	370,349
(6.25) * 1-Month LIBOR + 44.50%, 7.00% (A), 09/20/2034	6,413	6,787
7.50%, 09/16/2035 - 10/15/2037	53,263	59,499
(2.92) * 1-Month LIBOR + 17.50%, 17.20% (A), 02/20/2034	25,409	29,777
(3.50) * 1-Month LIBOR + 23.28%, 22.91% (A), 04/20/2037	70,120	92,139
Government National Mortgage Association, Interest Only STRIPS
1.68% (A), 06/20/2067	3,346,442	220,531

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 5.83%, 5.73% (A), 02/20/2038	$ 36,645	$ 3,446
(1.00) * 1-Month LIBOR + 5.90%, 5.80% (A), 09/20/2038	232,684	27,588
(1.00) * 1-Month LIBOR + 5.95%, 5.85% (A), 02/20/2039 - 06/20/2039	88,671	9,741
(1.00) * 1-Month LIBOR + 6.00%, 5.90% (A), 02/20/2038	376,127	48,865
(1.00) * 1-Month LIBOR + 6.04%, 5.94% (A), 02/20/2039	29,208	2,563
(1.00) * 1-Month LIBOR + 6.05%, 5.94% (A), 08/16/2039	133,853	15,270
(1.00) * 1-Month LIBOR + 6.09%, 5.99% (A), 09/20/2039	232,482	36,343
(1.00) * 1-Month LIBOR + 6.10%, 5.99% (A), 07/16/2039	119,937	13,025
(1.00) * 1-Month LIBOR + 6.10%, 6.00% (A), 11/20/2034	191,189	16,734
(1.00) * 1-Month LIBOR + 6.15%, 6.05% (A), 07/20/2038	255,904	21,687
(1.00) * 1-Month LIBOR + 6.20%, 6.10% (A), 03/20/2037 - 06/20/2038	104,535	12,165
(1.00) * 1-Month LIBOR + 6.40%, 6.29% (A), 11/16/2039	153,978	24,277
(1.00) * 1-Month LIBOR + 6.40%, 6.30% (A), 12/20/2038	8,923	101
(1.00) * 1-Month LIBOR + 6.55%, 6.44% (A), 11/16/2033	37,292	2,803
(1.00) * 1-Month LIBOR + 6.55%, 6.45% (A), 11/20/2037	24,284	2,334
(1.00) * 1-Month LIBOR + 6.60%, 6.50% (A), 05/20/2041	152,664	18,479
6.50%, 03/20/2039	21,367	3,541
(1.00) * 1-Month LIBOR + 6.68%, 6.58% (A), 07/20/2037	145,389	19,598
(1.00) * 1-Month LIBOR + 6.70%, 6.60% (A), 06/20/2037	271,903	43,483
(1.00) * 1-Month LIBOR + 7.30%, 7.20% (A), 12/20/2038	150,926	18,674
(1.00) * 1-Month LIBOR + 7.60%, 7.50% (A), 09/20/2038	17,830	2,228
(1.00) * 1-Month LIBOR + 7.70%, 7.59% (A), 04/16/2038	16,866	2,157
Government National Mortgage Association, Principal Only STRIPS
08/20/2035 - 12/20/2040	482,546	448,133
Resolution Funding Corp., Principal Only STRIPS
Zero Coupon, 01/15/2030	2,000,000	1,709,466
Tennessee Valley Authority
4.25%, 09/15/2065	365,000	496,810
4.63%, 09/15/2060	451,000	662,488
5.88%, 04/01/2036	2,565,000	3,642,937
Tennessee Valley Authority, Principal Only STRIPS
11/01/2025 - 05/01/2030	3,300,000	2,976,155
Uniform Mortgage-Backed Security
2.50%, TBA (E)	1,115,000	1,110,855
Vendee Mortgage Trust
6.75%, 06/15/2028	118,080	130,911
7.25%, 02/15/2023	29,334	30,062

Total U.S. Government Agency Obligations (Cost $207,346,657)		210,176,169

Transamerica Funds	Page 18

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury - 24.1%
U.S. Treasury Bond
1.25%, 05/15/2050	$ 3,141,000	$ 2,560,528
1.63%, 11/15/2050	4,275,000	3,823,620
1.75%, 08/15/2041	300,000	279,844
1.88%, 02/15/2041 - 11/15/2051	28,515,100	27,141,245
2.00%, 11/15/2041 - 02/15/2050	1,439,000	1,404,201
2.25%, 05/15/2041 - 08/15/2046	4,320,000	4,375,962
2.38%, 11/15/2049 - 05/15/2051	5,765,000	6,096,472
2.50%, 02/15/2045	2,300,000	2,430,273
2.88%, 08/15/2045 (H)	2,260,000	2,552,476
3.00%, 02/15/2048	430,000	504,662
3.13%, 02/15/2043	1,355,000	1,573,653
3.13%, 05/15/2048 (H)	296,000	355,778
3.38%, 05/15/2044	3,000,000	3,637,617
3.50%, 02/15/2039	4,900,000	5,945,461
3.63%, 08/15/2043 - 02/15/2044	8,790,000	11,009,487
3.88%, 08/15/2040	3,035,000	3,862,867
4.25%, 05/15/2039	1,400,000	1,856,805
U.S. Treasury Bond, Principal Only STRIPS
02/15/2022 - 11/15/2041 (H)	50,240,000	45,941,360
08/15/2023 - 05/15/2036	845,000	807,447
U.S. Treasury Note
0.38%, 01/31/2026	290,000	276,825
0.50%, 02/28/2026	8,880,000	8,509,884
0.63%, 08/15/2030	690,000	628,250
0.75%, 04/30/2026	220,000	212,566
0.88%, 06/30/2026 - 11/15/2030	4,800,500	4,534,686
1.25%, 03/31/2028 (H)	4,015,000	3,904,587
1.25%, 06/30/2028 - 08/15/2031	10,217,000	9,866,624
1.38%, 11/15/2031 (H)	655,000	631,256
1.50%, 02/28/2023 - 08/15/2026	5,142,000	5,176,976
1.63%, 02/15/2026 (H)	88,400	88,680
1.63%, 05/15/2031	340,000	335,856
1.75%, 02/28/2022 - 12/31/2026	16,735,000	16,770,423
1.75%, 05/15/2023 - 12/31/2024 (H)	5,114,200	5,168,356
1.88%, 08/31/2022	4,000,000	4,030,938
1.88%, 08/31/2024 (H)	398,000	403,846
2.00%, 02/15/2023 - 11/15/2026 (H)	1,015,800	1,031,342
2.13%, 06/30/2022 - 03/31/2024	2,279,000	2,310,645
2.25%, 11/15/2024 - 02/15/2027 (H)	4,435,000	4,549,983
2.50%, 08/15/2023 - 02/28/2026	2,215,000	2,268,115
2.50%, 05/15/2024 (H)	148,000	152,209
2.75%, 05/31/2023 - 02/15/2024	6,334,000	6,531,868

Total U.S. Government Obligations (Cost $201,879,839)		203,543,673

	Shares	Value
OTHER INVESTMENT COMPANY - 4.5%
Securities Lending Collateral - 4.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (L)	38,105,835	38,105,835

Total Other Investment Company (Cost $38,105,835)		38,105,835

Principal	Value
REPURCHASE AGREEMENT - 5.1%

Fixed Income Clearing Corp., 0.00% (L), dated 01/31/2022, to be repurchased at $42,738,663 on 02/01/2022. Collateralized by a U.S. Government Obligation, 0.50%, due 01/15/2028, and with a value of $43,593,558.

$ 42,738,663	$ 42,738,663

Total Repurchase Agreement (Cost $42,738,663)	42,738,663

Total Investments (Cost $879,020,983)	887,996,713
Net Other Assets (Liabilities) - (5.0)%	(42,396,792)

Net Assets - 100.0%	$ 845,599,921

Transamerica Funds	Page 19

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (N)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$68,598,366	$1,400,000	$69,998,366
Corporate Debt Securities	—	254,832,350	—	254,832,350
Foreign Government Obligations	—	4,341,592	—	4,341,592
Mortgage-Backed Securities	—	57,398,552	—	57,398,552
Municipal Government Obligations	—	6,861,513	—	6,861,513
U.S. Government Agency Obligations	—	210,176,169	—	210,176,169
U.S. Government Obligations	—	203,543,673	—	203,543,673
Other Investment Company	38,105,835	—	—	38,105,835
Repurchase Agreement	—	42,738,663	—	42,738,663

Total Investments	$38,105,835	$848,490,878	$1,400,000	$887,996,713

Transfers

Investments	Transfers from Level 1 to Level 3	Transfers from Level 3 to Level 1	Transfers from Level 2 to Level 3	Transfers from Level 3 to Level 2
Asset-Backed Securities (C)	$—	$—	$—	$2,527,195

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $171,535,655, representing 20.3% of the Fund’s net assets.
(C)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period, the security utilized significant unobservable inputs.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2022, the total value of securities is $2,517,749, representing 0.3% of the Fund’s net assets.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Security is Level 3 of the fair value hierarchy.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $60,102,492, collateralized by cash collateral of $38,105,835 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $23,240,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Perpetual maturity. The date displayed is the next call date.
(J)	Rounds to less than $1 or $(1).
(K)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of January 31, 2022; the maturity date disclosed is the ultimate maturity date.
(L)	Rates disclosed reflect the yields at January 31, 2022.
(M)	The Fund recognizes transfers in and out of Level 3 as of January 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(N)	Level 3 securities were not considered significant to the Fund.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 20

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Core Bond (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Funds	Page 21

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 22